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Virtus SGA Emerging Markets Growth Fund
Virtus SGA Emerging Markets Growth Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 104 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 100 of the fund’s statement of additional information (“SAI”).

Shareholder Fees - Virtus SGA Emerging Markets Growth Fund	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses - Virtus SGA Emerging Markets Growth Fund		Class A	Class C	Class I	Class R6
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	2.73%	2.70%	2.57%	2.72%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	3.99%	4.71%	3.58%	3.73%
Less: Fee Waiver and/or Expense Reimbursement	[3]	(2.50%)	(2.47%)	(2.34%)	(2.67%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2],[3]	1.49%	2.24%	1.24%	1.06%
[1]	Estimated for current fiscal year, as annualized.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.48% for Class A Shares, 2.23% for Class C Shares, 1.23% for Class I Shares and 1.05% for Class R6 Shares through February 1, 2022. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus SGA Emerging Markets Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	693	1,482	2,286	4,370
Class C	327	1,198	2,174	4,640
Class I	126	880	1,655	3,691
Class R6	108	893	1,699	3,803

Expense Example No Redemption - Virtus SGA Emerging Markets Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	693	1,482	2,286	4,370
Class C	227	1,198	2,174	4,640
Class I	126	880	1,655	3,691
Class R6	108	893	1,699	3,803

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities of issuers organized or headquartered in, or having significant exposure to, the emerging markets. The subadviser generally considers emerging markets countries to be those included in the MSCI Emerging Markets Index. As of the date of this prospectus, SGA considers an issuer that derives at least 50% of its revenue from a particular country as having significant exposure to that country.
SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. As part of its analysis of long-term business quality, SGA may also consider certain environmental, social, and governance (“ESG”) factors, in addition to including the use of analysis and rankings from third-party ESG research providers. Such factors may include issues such as climate change and carbon emissions, waste management, water scarcity, data protection and privacy, employee engagement, human rights, labor standards, Board composition and executive compensation. SGA applies these ESG factors to all fund investments in areas such as company cash flow projections and valuation. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The fund may invest in companies of all market capitalizations. The fund will allocate its assets among various regions and countries (but no fewer than three countries). From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors. The fund is non-diversified under federal securities laws.
SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.
Equity Securities Risk.  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Emerging Market Risk.  Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Geographic Concentration Risk.  A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political and other events negatively affecting that location and may cause the value of the fund to decrease, perhaps significantly.

Sector Focused Investing Risk.  Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

Convertible Securities Risk.  The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/or price unfavorable to the fund.

Currency Rate Risk.  Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

Depositary Receipts Risk.  Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

ESG Risk.  The fund’s consideration of ESG factors may result in the fund declining to buy certain securities when it might otherwise be advantageous to do so, or may choose to sell securities for ESG reasons when it might otherwise be disadvantageous for it to do so.

Growth Stocks Risk.  The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

Large Market Capitalization Companies Risk.  The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

New Fund Risk.  The fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.

Non-Diversification Risk.  The fund is not diversified and may be more susceptible to factors negatively impacting its holdings to the extent the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Preferred Stocks Risk.  Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.

Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Small and Medium Market Capitalization Risk.  The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the Predecessor Fund’s performance from year to year over the life of the fund. The table shows how the Predecessor Fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Returns do not reflect sales charges and would be lower if they did.
Calendar year total returns for Class I Shares

Best Quarter:	Q2/2020:	21.63%	Worst Quarter:	Q1/2020:	-18.62%

Average Annual Total Returns (for the periods ended 12/31/20; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Returns - Virtus SGA Emerging Markets Growth Fund	Label	1 Year	Since Inception	Inception Date
Class I	Return Before Taxes	28.83%	24.07%	Jun. 13, 2019
Class A	Return Before Taxes	21.45%	19.30%	Jun. 13, 2019
Class C	Return Before Taxes	27.51%	22.81%	Jun. 13, 2019
Class R6	Return Before Taxes	29.08%	24.30%	Jun. 13, 2019
After Taxes on Distributions | Class I	Return After Taxes on Distributions	28.33%	23.79%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	17.60%	18.68%
MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)	MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)	18.31%	19.08%	Jun. 13, 2019

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization weighted index designed to measure equity market performance in the global emerging markets.The index is calculated on a total return basis with net dividends reinvested, is unmanaged, and is not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.